LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments
March 31, 2024 (unaudited)

		Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES–5.91%
Fannie Mae S.F. 30 yr TBA
4.50% 4/1/54		12,581,000	$11,979,910
5.00% 4/1/54		32,191,409	31,407,972
5.50% 4/1/54		28,884,429	28,741,054
Total Agency Mortgage-Backed Securities (Cost $72,150,355)			72,128,936
ΔCORPORATE BONDS–0.96%
Belgium–0.05%
Elia Transmission Belgium SA 3.75% 1/16/36	EUR	500,000	544,915
			544,915
France–0.19%
Banque Federative du Credit Mutuel SA
3.75% 2/3/34	EUR	400,000	436,999
4.75% 11/10/31	EUR	300,000	343,975
BPCE SA 3.88% 1/25/36	EUR	300,000	328,833
Coentreprise de Transport d'Electricite SA 3.75% 1/17/36	EUR	400,000	436,131
Credit Agricole SA 3.75% 1/22/34	EUR	500,000	550,536
Electricite de France SA 4.25% 1/25/32	EUR	200,000	223,731
			2,320,205
Ireland–0.04%
Linde PLC 3.20% 2/14/31	EUR	500,000	540,946
			540,946
Italy–0.06%
Eni SpA 3.88% 1/15/34	EUR	207,000	225,845
Terna - Rete Elettrica Nazionale 3.50% 1/17/31	EUR	500,000	538,822
			764,667
Luxembourg–0.02%
Nestle Finance International Ltd. 3.25% 1/23/37	EUR	220,000	235,825
			235,825
Netherlands–0.12%
EnBW International Finance BV 3.85% 5/23/30	EUR	78,000	86,294
μING Groep NV 4.75% 5/23/34	EUR	200,000	231,997
JDE Peet's NV 4.50% 1/23/34	EUR	405,000	453,656
REWE International Finance BV 4.88% 9/13/30	EUR	200,000	228,207
Sartorius Finance BV 4.88% 9/14/35	EUR	400,000	464,734
			1,464,888
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Spain–0.15%
μBanco de Sabadell SA 4.00% 1/15/30	EUR	700,000	$765,269
EDP Servicios Financieros Espana SA 3.50% 7/16/30	EUR	700,000	754,206
Telefonica Emisiones SA 4.06% 1/24/36	EUR	300,000	329,341
			1,848,816
Switzerland–0.04%
μUBS Group AG 7.75% 3/1/29	EUR	356,000	437,902
			437,902
United Kingdom–0.08%
BP Capital Markets PLC 2.82% 4/7/32	EUR	205,000	211,471
μHSBC Holdings PLC 4.86% 5/23/33	EUR	383,000	440,189
Motability Operations Group PLC 3.88% 1/24/34	EUR	240,000	265,270
			916,930
United States–0.21%
Duke Energy Corp. 3.85% 6/15/34	EUR	129,000	137,759
Goldman Sachs Group, Inc. 0.88% 5/9/29	EUR	356,000	336,357
μJPMorgan Chase & Co. 4.46% 11/13/31	EUR	720,000	821,056
McDonald's Corp. 3.88% 2/20/31	EUR	500,000	553,598
National Grid North America, Inc. 4.67% 9/12/33	EUR	500,000	572,919
Wells Fargo & Co. 0.63% 3/25/30	EUR	207,000	187,921
			2,609,610
Total Corporate Bonds (Cost $11,702,570)			11,684,704
NON-AGENCY ASSET-BACKED SECURITIES–2.40%
AMSR Trust
Series 2022-SFR1 E1 4.39% 3/17/39		2,500,000	2,340,201
Series 2022-SFR3 D 4.00% 10/17/39		2,180,000	2,014,977
FirstKey Homes Trust
Series 2022-SFR1 E1 5.00% 5/19/39		2,500,000	2,369,543
Series 2022-SFR1 E2 5.00% 5/19/39		2,500,000	2,349,633
Series 2022-SFR2 D 4.50% 7/17/39		2,000,000	1,899,663
New Residential Mortgage Loan Trust Series 2022-SFR2 D 4.00% 9/4/39		2,210,000	1,994,692
LVIP BlackRock Inflation Protected Bond Fund–1

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Progress Residential Trust
Series 2021-SFR8 E1 2.38% 10/17/38	2,500,000	$2,252,141
Series 2022-SFR3 E2 5.60% 4/17/39	968,000	921,264
Series 2022-SFR4 D 5.59% 5/17/41	2,500,000	2,448,699
Series 2022-SFR5 D 5.73% 6/17/39	2,500,000	2,464,365
Series 2022-SFR6 D 6.04% 7/20/39	2,150,000	2,138,455
Series 2022-SFR7 D 5.50% 10/27/39	1,615,000	1,580,414
Tricon Residential Trust
Series 2022-SFR1 E1 5.34% 4/17/39	1,500,000	1,428,990
Series 2022-SFR1 E2 5.74% 4/17/39	600,000	572,478
Series 2022-SFR2 D 6.23% 7/17/40	2,500,000	2,501,928
Total Non-Agency Asset-Backed Securities (Cost $29,512,964)		29,277,443
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.11%
ABN AMRO Mortgage Corp. Series 2003-4 A4 5.50% 3/25/33	6,462	6,270
φ•BRAVO Residential Funding Trust Series 2023-NQM3 A1 4.85% 9/25/62	1,409,010	1,378,376
•BX Commercial Mortgage Trust Series 2024-XL4 D 8.46% (TSFR01M + 3.14%) 2/15/39	655,000	654,796
♦CHL Mortgage Pass-Through Trust Series 2004-5 2A4 5.50% 5/25/34	23,098	22,432
•CSMC Trust Series 2022-NQM5 A1 5.17% 5/25/67	2,690,587	2,687,014
•Ellington Financial Mortgage Trust Series 2021-3 A1 1.24% 9/25/66	1,790,582	1,450,075
•JP Morgan Mortgage Trust Series 2023-DSC1 A1 4.63% 7/25/63	776,914	735,023
Pagaya AI Technology in Housing Trust Series 2022-1 D 4.25% 8/25/25	1,375,000	1,300,963
•PRKCM Trust Series 2022-AFC2 A1 5.34% 8/25/57	451,204	450,098
•SG Residential Mortgage Trust
Series 2021-1 A1 1.16% 7/25/61	2,022,597	1,653,579
		Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•SG Residential Mortgage Trust (continued)
φSeries 2022-2 A1 5.35% 8/25/62		673,118	$671,266
φ•Verus Securitization Trust
Series 2022-7 A1 5.15% 7/25/67		1,968,910	1,968,097
Series 2022-INV2 A1 6.79% 10/25/67		566,512	571,695
♦WaMu Mortgage Pass-Through Certificates Trust Series 2003-S11 3A5 5.95% 11/25/33		39,593	38,075
Total Non-Agency Collateralized Mortgage Obligations (Cost $13,441,835)			13,587,759
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.12%
BB-UBS Trust Series 2012-SHOW A 3.43% 11/5/36		930,000	899,477
•BHP Trust Series 2019-BXHP C 6.90% (TSFR01M + 1.57%) 8/15/36		94,500	93,961
•HONO Mortgage Trust Series 2021-LULU A 6.59% (TSFR01M + 1.26%) 10/15/36		150,000	144,469
•One New York Plaza Trust Series 2020-1NYP AJ 6.69% (TSFR01M + 1.36%) 1/15/36		215,000	205,395
•Taubman Centers Commercial Mortgage Trust Series 2022-DPM A 7.51% (TSFR01M + 2.19%) 5/15/37		135,000	136,181
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $1,508,241)			1,479,483
ΔSOVEREIGN BONDS–41.67%
Australia–1.06%
Australia Government Bonds
0.25% 11/21/32	AUD	2,364,000	1,594,541
0.75% 11/21/27	AUD	4,343,000	3,422,516
2.50% 9/20/30	AUD	3,731,000	3,709,517
3.00% 9/20/25	AUD	4,264,000	4,165,231
			12,891,805
Belgium–0.35%
Kingdom of Belgium Government Bonds 3.30% 6/22/54	EUR	4,008,760	4,287,051
			4,287,051
LVIP BlackRock Inflation Protected Bond Fund–2

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Canada–0.80%
Canada Government Real Return Bonds
4.00% 12/1/31	CAD	5,474,005	$4,727,878
4.25% 12/1/26	CAD	6,322,924	4,985,987
			9,713,865
Denmark–0.13%
Denmark I/L Government Bonds 0.10% 11/15/30	DKK	11,320,960	1,613,378
			1,613,378
France–8.67%
French Republic Government Bonds O.A.T.
0.10% 3/1/26	EUR	6,959,660	7,443,541
0.10% 3/1/28	EUR	9,132,158	9,674,789
0.10% 3/1/28	EUR	746,080	790,412
0.10% 3/1/29	EUR	13,444,087	14,289,490
0.10% 7/25/31	EUR	7,926,790	8,375,666
0.10% 3/1/32	EUR	3,499,708	3,653,404
0.60% 7/25/34	EUR	1,108,900	1,200,610
0.70% 7/25/30	EUR	11,943,463	13,163,138
1.85% 7/25/27	EUR	18,579,128	21,058,803
3.00% 5/25/54	EUR	4,068,760	4,154,665
3.15% 7/25/32	EUR	8,832,546	11,610,733
3.15% 7/25/32	EUR	493,990	649,370
3.40% 7/25/29	EUR	865,713	1,076,222
3.40% 7/25/29	EUR	7,038,762	8,750,328
			105,891,171
Germany–5.68%
Bundesschatzanweisungen 2.50% 3/19/26	EUR	28,110,000	30,124,800
Deutsche Bundesrepublik Inflation-Linked Bonds
0.10% 4/15/26	EUR	13,763,607	14,628,212
0.10% 4/15/33	EUR	7,174,215	7,664,514
0.50% 4/15/30	EUR	15,514,460	16,972,103
			69,389,629
Israel–0.05%
Israel Government International Bonds 5.75% 3/12/54		633,000	605,920
			605,920
Italy–5.53%
Italy Buoni Poliennali Del Tesoro
0.10% 5/15/33	EUR	12,365,312	11,716,613
0.40% 5/15/30	EUR	9,679,186	9,878,917
0.65% 5/15/26	EUR	6,885,801	7,360,401
1.25% 9/15/32	EUR	9,330,724	9,966,793
1.30% 5/15/28	EUR	15,113,602	16,421,207
1.50% 5/15/29	EUR	2,004,045	2,185,630
3.10% 9/15/26	EUR	8,758,727	9,966,231
			67,495,792
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Japan–3.10%
Japan Government CPI Linked Bonds
0.01% 3/10/31	JPY	443,506,987	$3,131,913
0.01% 3/10/32	JPY	503,697,600	3,548,642
0.01% 3/10/33	JPY	569,508,548	3,997,244
0.10% 3/10/26	JPY	933,663,822	6,355,797
0.10% 3/10/27	JPY	927,125,268	6,439,901
0.10% 3/10/28	JPY	897,239,076	6,214,528
0.10% 3/10/29	JPY	770,812,937	5,361,779
0.20% 3/10/30	JPY	389,787,156	2,816,932
			37,866,736
Mexico–0.37%
Mexico Bonos
8.50% 3/1/29	MXN	26,000,000	1,512,330
8.50% 5/31/29	MXN	52,000,000	3,025,725
			4,538,055
New Zealand–0.37%
New Zealand Government Bonds Inflation-Linked
2.00% 9/20/25	NZD	2,966,000	2,332,054
3.00% 9/20/30	NZD	2,717,000	2,204,841
			4,536,895
Spain–3.19%
Spain Government Bonds Inflation-Linked
0.65% 11/30/27	EUR	11,168,172	12,045,770
0.70% 11/30/33	EUR	13,358,047	14,049,603
1.00% 11/30/30	EUR	11,741,114	12,840,436
			38,935,809
Sweden–1.03%
Sweden Bonds Inflation-Linked
0.13% 6/1/26	SEK	21,620,000	2,573,243
0.13% 12/1/27	SEK	16,515,000	1,924,550
0.13% 6/1/30	SEK	9,855,000	1,075,061
0.13% 6/1/32	SEK	15,300,000	1,785,674
1.00% 6/1/25	SEK	23,635,000	2,855,013
3.50% 12/1/28	SEK	14,075,000	2,348,939
			12,562,480
United Kingdom–11.34%
United Kingdom Inflation-Linked Gilt
0.13% 3/22/26	GBP	12,478,028	15,680,103
0.13% 8/10/28	GBP	13,611,306	17,282,645
0.13% 3/22/29	GBP	14,701,244	18,553,406
0.13% 8/10/31	GBP	9,275,582	11,785,612
0.75% 11/22/33	GBP	5,230,134	6,894,061
0.75% 3/22/34	GBP	12,601,726	16,538,455
1.25% 11/22/27	GBP	15,012,851	19,818,201
1.25% 11/22/32	GBP	14,401,718	19,867,198
4.13% 7/22/30	GBP	2,744,000	11,950,120
			138,369,801
Total Sovereign Bonds (Cost $541,587,621)			508,698,387
LVIP BlackRock Inflation Protected Bond Fund–3

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS–0.28%
European Union
2.50% 10/4/52	EUR	1,010,000	$938,798
3.00% 3/4/53	EUR	2,400,000	2,465,624
Total Supranational Banks (Cost $3,118,989)			3,404,422
U.S. TREASURY OBLIGATIONS–59.56%
U.S. Treasury Bonds 4.25% 2/15/54		250,000	245,859
U.S. Treasury Inflation Indexed Bonds
0.88% 1/15/29		2,900,421	2,764,681
1.38% 7/15/33		27,901,268	26,776,259
1.75% 1/15/28		13,865,581	13,748,838
2.00% 1/15/26		17,046,538	16,968,168
2.38% 1/15/27		14,965,204	15,083,808
2.50% 1/15/29		10,088,220	10,363,252
3.38% 4/15/32		5,071,062	5,616,533
3.63% 4/15/28		18,651,681	19,827,661
3.88% 4/15/29		20,344,493	22,242,028
U.S. Treasury Inflation Indexed Notes
0.13% 4/15/25		22,727,755	22,164,617
0.13% 10/15/25		23,256,387	22,571,484
0.13% 4/15/26		22,751,963	21,789,647
0.13% 7/15/26		25,734,146	24,663,679
0.13% 10/15/26		25,768,612	24,581,738
0.13% 4/15/27		22,052,093	20,777,432
0.13% 1/15/30		27,400,793	24,802,349
0.13% 7/15/30		30,093,007	27,109,082
0.13% 1/15/31		29,249,402	26,020,588
0.13% 7/15/31		27,444,166	24,279,337
0.13% 1/15/32		33,591,445	29,342,980
0.25% 7/15/29		27,300,764	25,172,086
0.38% 7/15/25		33,154,259	32,430,018
0.38% 1/15/27		27,507,099	26,236,204
0.38% 7/15/27		26,075,304	24,810,604
0.50% 1/15/28		26,716,528	25,278,705
0.63% 1/15/26		28,506,596	27,686,618
0.63% 7/15/32		28,449,476	25,796,622
0.75% 7/15/28		26,185,853	25,015,087
1.13% 1/15/33		28,830,599	27,037,676
1.25% 4/15/28		23,213,369	22,549,494
1.63% 10/15/27		23,067,153	22,844,733
1.75% 1/15/34		19,808,134	19,554,445
2.38% 10/15/28		20,407,025	20,879,790
Total U.S. Treasury Obligations (Cost $754,597,210)			727,032,102

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.25%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.26%)	2,996,576	$2,996,576
Total Money Market Fund (Cost $2,996,576)		2,996,576

	Notional Amount
OPTIONS PURCHASED–0.00%
Over-The-Counter–0.00%
Call Swaptions–0.00%
10 Year Interest Rate Swap, expiration date 4/5/24, notional amount $3,638,000 DB	3,638,000	0
10 Year Interest Rate Swap, expiration date 4/12/24, notional amount $3,623,000 DB	3,623,000	16
10 Year Interest Rate Swap, expiration date 4/19/24, notional amount $3,580,000 DB	3,580,000	1,449
10 Year Interest Rate Swap, expiration date 4/26/24, notional amount $3,555,000 JPMC	3,555,000	1,542
		3,007
Put Swaptions–0.00%
10 Year Interest Rate Swap, expiration date 4/5/24, notional amount $3,638,000 DB	3,638,000	239
10 Year Interest Rate Swap, expiration date 4/12/24, notional amount $3,623,000 DB	3,623,000	2,254
10 Year Interest Rate Swap, expiration date 4/19/24, notional amount $3,580,000 DB	3,580,000	554
10 Year Interest Rate Swap, expiration date 4/26/24, notional amount $3,555,000 JPMC	3,555,000	2,039
		5,086
Total Options Purchased (Cost $36,231)		8,093

TOTAL INVESTMENTS–112.26% (Cost $1,430,652,592)	1,370,297,905

Notional Amount	Value (U.S. $)
OPTIONS WRITTEN–(0.00)%
Over-The-Counter–(0.00)%

LVIP BlackRock Inflation Protected Bond Fund–4

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
	Notional Amount	Value (U.S. $)
Call Swaptions–(0.00)%
10 Year Interest Rate Swap, expiration date 4/5/24, notional amount $(3,638,000) DB	(3,638,000)	$(60)
10 Year Interest Rate Swap, expiration date 4/12/24, notional amount $(3,623,000) DB	(3,623,000)	(343)
10 Year Interest Rate Swap, expiration date 4/19/24, notional amount $(3,580,000) DB	(3,580,000)	(9,098)
10 Year Interest Rate Swap, expiration date 4/26/24, notional amount $(3,555,000) JPMC	(3,555,000)	(7,578)
(17,079)
Put Swaptions–(0.00)%
10 Year Interest Rate Swap, expiration date 4/5/24, notional amount $(3,638,000) DB	(3,638,000)	(6,179)
10 Year Interest Rate Swap, expiration date 4/12/24, notional amount $(3,623,000) DB	(3,623,000)	(15,411)
10 Year Interest Rate Swap, expiration date 4/19/24, notional amount $(3,580,000) DB	(3,580,000)	(3,431)
10 Year Interest Rate Swap, expiration date 4/26/24, notional amount $(3,555,000) JPMC	(3,555,000)	(8,418)
(33,439)
Total Options Written (Premiums received $(111,191))		(50,518)

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(12.26%)	(149,576,894)
NET ASSETS APPLICABLE TO 133,238,717 SHARES OUTSTANDING –100.00%	$1,220,670,493

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
ΔSecurities have been classified by country of origin.
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2024. Rate will reset at a future date.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2024.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

The following foreign currency exchange contracts, futures contracts, reverse repurchase agreements and swap contracts were outstanding at March 31, 2024:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	EUR	2,260,707	USD	(2,449,354)	4/2/24	$—	$(10,201)
BCLY	GBP	1,350,704	USD	(1,708,889)	4/2/24	—	(4,080)
BCLY	JPY	(6,767,281,000)	USD	45,137,776	4/2/24	420,206	—
BNP	EUR	(250,605,000)	USD	271,313,995	4/2/24	927,767	—
BNP	EUR	279,969,000	USD	(302,842,363)	4/2/24	—	(774,322)
BNP	EUR	(279,927,000)	USD	303,162,341	5/2/24	775,546	—
BNYM	GBP	690,000	USD	(875,111)	4/2/24	—	(4,218)
BNYM	JPY	6,928,533,000	USD	(45,894,911)	4/2/24	—	(111,803)
BNYM	JPY	(6,268,914,000)	USD	41,719,667	5/2/24	104,045	—
BNYM	SEK	(134,376,000)	USD	12,995,741	4/2/24	440,932	—
BOA	DKK	(10,796,000)	USD	1,568,601	4/2/24	6,944	—
BOA	EUR	(28,024,000)	USD	30,376,497	4/2/24	140,454	—
BOA	GBP	13,102,000	USD	(16,546,824)	4/2/24	—	(9,958)
BOA	GBP	(13,102,000)	USD	16,549,572	5/2/24	9,984	—
CBA	EUR	(33,000)	USD	35,834	4/2/24	229	—
CITI	EUR	(675,000)	USD	731,479	4/2/24	3,199	—
LVIP BlackRock Inflation Protected Bond Fund–5

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
DB	EUR	(3,464,000)	USD	3,752,416	4/2/24	$14,989	$—
DB	EUR	1,464,000	USD	(1,582,505)	5/2/24	—	(1,042)
DB	GBP	(97,207,000)	USD	122,897,491	4/2/24	206,366	—
DB	GBP	95,303,000	USD	(120,422,965)	4/2/24	—	(134,998)
DB	GBP	(95,303,000)	USD	120,441,272	5/2/24	133,500	—
DB	SEK	134,376,000	USD	(12,676,503)	4/2/24	—	(121,694)
DB	SEK	(134,376,000)	USD	12,691,951	5/2/24	121,965	—
HSBC	EUR	(5,251,000)	USD	5,729,994	4/2/24	64,512	—
HSBC	GBP	1,256,000	USD	(1,600,763)	4/2/24	—	(15,486)
JPMC	AUD	(216,367)	USD	141,273	5/2/24	147	—
JPMC	DKK	10,796,000	USD	(1,567,792)	4/2/24	—	(6,135)
JPMC	DKK	(10,796,000)	USD	1,570,141	5/2/24	6,131	—
JPMC	GBP	(765,000)	USD	974,568	4/2/24	9,013	—
JPMC	GBP	(1,306,635)	USD	1,650,857	5/2/24	1,399	—
MSC	CAD	13,260,000	USD	(9,756,894)	4/2/24	32,620	—
MSC	CAD	(13,260,000)	USD	9,761,194	5/2/24	—	(32,619)
MSC	GBP	1,089,000	USD	(1,377,092)	4/2/24	—	(2,596)
MSC	JPY	(161,292,000)	USD	1,079,771	4/2/24	13,968	—
MSC	NZD	(7,563,000)	USD	4,612,575	4/2/24	94,058	—
RBC	JPY	(512,341,000)	USD	3,384,660	4/2/24	—	(842)
RBC	JPY	512,341,000	USD	(3,400,142)	5/2/24	988	—
TDB	AUD	(21,313,000)	USD	13,866,161	4/2/24	—	(23,217)
TDB	EUR	(582,000)	USD	632,384	4/2/24	4,445	—
TDB	EUR	(2,247,458)	USD	2,430,057	5/2/24	2,276	—
UBS	AUD	21,222,000	USD	(13,850,326)	4/2/24	—	(20,251)
UBS	AUD	(21,222,000)	USD	13,862,317	5/2/24	20,254	—
UBS	CAD	(13,302,000)	USD	9,800,671	4/2/24	—	(19,850)
UBS	EUR	4,941,000	USD	(5,368,090)	4/2/24	—	(37,078)
UBS	GBP	(1,720,000)	USD	2,170,762	4/2/24	—	(159)
UBS	NZD	7,517,000	USD	(4,515,687)	4/2/24	—	(24,653)
UBS	NZD	(7,517,000)	USD	4,515,868	5/2/24	24,646	—
Total Foreign Currency Exchange Contracts						$3,580,583	$(1,355,202)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
30	30 Day Federal Fund	$11,835,009	$11,840,991	4/30/24	$—	$(5,982)
(51)	Bank Acceptance	(8,932,671)	(8,932,393)	6/17/24	—	(278)
51	Bank Acceptance	8,984,441	8,989,540	12/18/24	—	(5,099)
(25)	EURO-BOBL	(3,189,350)	(3,169,888)	6/6/24	—	(19,462)
(65)	Euro-Bund	(9,353,305)	(9,298,012)	6/6/24	—	(55,293)
(214)	Euro-Schatz	(24,403,369)	(24,401,060)	6/6/24	—	(2,309)
(227)	U.S. Treasury 10 yr Notes	(25,150,891)	(25,117,088)	6/18/24	—	(33,803)
(347)	U.S. Treasury 10 yr Ultra Notes	(39,769,453)	(39,555,440)	6/18/24	—	(214,013)
(59)	U.S. Treasury 2 yr Notes	(12,064,578)	(12,082,300)	6/28/24	17,722	—
(190)	U.S. Treasury 5 yr Notes	(20,332,969)	(20,264,312)	6/28/24	—	(68,657)
(86)	U.S. Treasury Long Bonds	(10,357,625)	(10,163,250)	6/18/24	—	(194,375)
(58)	U.S. Treasury Ultra Bonds	(7,482,000)	(7,328,161)	6/18/24	—	(153,839)
Total Futures Contracts					$17,722	$(753,110)
LVIP BlackRock Inflation Protected Bond Fund–6

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date	Principal Amount	Face Value Including Accrued Interest
HSBC-collateralized by U.S. Treasury Inflation Indexed Notes 0.125%-2.375% 10/15/28-1/15/34; market value $96,814,160	5.46%	3/28/24	4/1/24	$(86,258,616)	$(86,310,946)
Swap Contracts
Inflation Swap Contracts
	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation (Depreciation)[1]
Centrally Cleared:
Pay amounts based on Inflation EU- CPI-U Index and pay fixed rate cou- pon at maturity	EUR 190,000	2.78%	8/15/53	$19,726	$19,726
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	26,250,000	2.56%	10/2/28	(69,528)	(69,528)
Pay amounts based on Inflation EU- CPI-U Index and receive fixed rate coupon at maturity	EUR 205,000	(2.64%)	11/15/53	10,859	10,859
Pay amounts based on Inflation EU- CPI-U Index and receive fixed rate coupon at maturity	EUR 390,000	(2.53%)	11/15/53	7,850	7,850
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	1,270,000	2.47%	12/18/53	1,364	1,364
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	7,000,000	2.12%	1/2/26	32,381	32,381
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	1,130,000	2.48%	3/1/54	2,314	2,314
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	555,000	2.49%	3/6/54	299	299
Receive amounts based on Inflation EU-CPI-U Index and pay fixed rate coupon at maturity	EUR 5,710,000	2.14%	3/15/26	2,280	2,280
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	6,655,000	2.44%	3/18/28	7,360	7,360
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	550,000	2.51%	3/25/54	(3,206)	(3,206)
Receive amounts based on Inflation UK-RPI Index and pay fixed rate cou- pon at maturity	GBP 10,450,000	3.81%	3/15/26	7,077	7,077
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	13,000,000	2.51%	3/27/29	(13,935)	(13,935)
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	26,000,000	2.59%	3/27/25	(18,884)	(18,884)
Pay amounts based on Inflation USA- CPI-U Index and pay fixed rate cou- pon at maturity	2,805,000	2.51%	3/1/34	(10,166)	(10,166)
LVIP BlackRock Inflation Protected Bond Fund–7

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
Swap Contracts
Inflation Swap Contracts (continued)
	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation (Depreciation)[1]
Centrally Cleared: (continued)
Pay amounts based on Inflation EU- CPI-U Index and pay fixed rate cou- pon at maturity	EUR 370,000	2.52%	3/15/54	$2,012	$2,012
Pay amounts based on Inflation EU- CPI-U Index and pay fixed rate cou- pon at maturity	EUR 5,710,000	2.15%	3/15/28	(5,116)	(5,116)
Pay amounts based on Inflation USA- CPI-U Index and pay fixed rate cou- pon at maturity	6,655,000	2.46%	3/18/26	3,818	3,818
Pay amounts based on Inflation UK- RPI Index and pay fixed rate coupon at maturity	GBP 10,450,000	3.86%	3/15/27	(3,874)	(3,874)
Total Inflation Swap Contracts				$(27,369)	$(27,369)
Swap Contracts
Interest Rate Swap (IRS) Contracts
Notional Amount[2]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared
EUR2,570,700	2.49	(3.90)[3]	Annual/Semiannual	2/19/54	$(86,918)	$99	$—	$(87,017)
EUR2,570,700	2.51	(3.90)[3]	Annual/Semiannual	2/20/54	(96,433)	99	—	(96,532)
EUR2,638,000	2.51	(3.90)[3]	Annual/Semiannual	2/20/54	(103,447)	101	—	(103,548)
EUR1,298,000	2.51	(3.92)[3]	Annual/Semiannual	3/1/54	(50,752)	50	—	(50,802)
JPY917,250,000	0.27	(0.08)[4]	Annual	3/11/26	747	29	718	—
EUR545,000	2.46	(3.91)[3]	Annual/Semiannual	3/22/54	(15,111)	21	—	(15,132)
CAD17,331,000	4.17	(5.02)[5]	Semiannual	3/22/26	4,949	60	4,889	—
JPY192,620,000	(0.85)	0.08[4]	Annual	3/11/34	2,379	23	2,356	—
12,696,000	(4.52)	5.33[6]	Annual	3/26/26	(9,587)	54	—	(9,641)
Total IRS Contracts						$536	$7,963	$(362,672)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through March 31, 2024.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Rate resets based on EURIBOR06M.
[4] Rate resets based on TONAR12M.
[5] Rate resets based on CORRA06M.
[6] Rate resets based on SOFR12M-Secured Overnight Financing Rate

Summary of Abbreviations:
AUD–Australian Dollar
BB-UBS–Barclays Bank United Bank of Switzerland
BCLY–Barclays Bank
BNP–BNP Paribas
BNYM–BNY Mellon
BOA–Bank of America
BOBL–Bundesobligationen
LVIP BlackRock Inflation Protected Bond Fund–8

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
CAD–Canadian Dollar
CBA–Commonwealth Bank of Australia
CITI–Citigroup Global Markets
CORRA06M–Canadian Overnight Repo Rate Average 6 Month
CPI–Consumer Price Index
CPI-U–Consumer Price Index for All Urban Consumers
DB–Deutsche Bank
DKK–Danish Krone
EU-CPI-U–Eurpoean Union Consumer Price Index for All Urban Consumers
EUR–Euro
EURIBOR06M–Euro InterBank Offered Rate EUR 6 Month
GBP–British Pound Sterling
HSBC–Hong Kong and Shanghai Banking Corporation
IRS–Interest Rate Swap
JPMC–JPMorgan Chase
JPY–Japanese Yen
MSC–Morgan Stanley & Co.
MXN–Mexican Peso
NZD–New Zealand Dollar
O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)
RBC–Royal Bank of Canada
S.F.–Single Family
SEK–Swedish Krona
SOFR12M–Secured Overnight Financing Rate 12 Months
TBA–To be announced
TDB–Toronto-Dominion Bank
TSFR01M–1 Month Term Secured Overnight Financing Rate
TONAR12M–Tokyo Overnight Average Rate 12 Month
UK-RPI–United Kingdom Retail Price Index
USA-CPI-U–United States Consumer Price Index for All Urban Consumers
USD–United States Dollar
yr–Year
See accompanying notes.
LVIP BlackRock Inflation Protected Bond Fund–9

LVIP BlackRock Inflation Protected Bond Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Inflation Protected Bond Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Non exchange-traded options are valued at the last reported sale price.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP BlackRock Inflation Protected Bond Fund–10

LVIP BlackRock Inflation Protected Bond Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Mortgage-Backed Securities	$—	$72,128,936	$—	$72,128,936
Corporate Bonds	—	11,684,704	—	11,684,704
Non-Agency Asset-Backed Securities	—	29,277,443	—	29,277,443
Non-Agency Collateralized Mortgage Obligations	—	13,587,759	—	13,587,759
Non-Agency Commercial Mortgage-Backed Securities	—	1,479,483	—	1,479,483
Sovereign Bonds	—	508,698,387	—	508,698,387
Supranational Banks	—	3,404,422	—	3,404,422
U.S. Treasury Obligations	—	727,032,102	—	727,032,102
Money Market Fund	2,996,576	—	—	2,996,576
Options Purchased	—	8,093	—	8,093
Total Investments	$2,996,576	$1,367,301,329	$—	$1,370,297,905
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$3,580,583	$—	$3,580,583
Futures Contract	$17,722	$—	$—	$17,722
Swap Contracts	$—	$105,303	$—	$105,303
Liabilities:
Foreign Currency Exchange Contracts	$—	$(1,355,202)	$—	$(1,355,202)
Futures Contracts	$(753,110)	$—	$—	$(753,110)
Reverse Repurchase Agreement	$—	$(86,258,616)	$—	$(86,258,616)
Swap Contracts	$—	$(487,381)	$—	$(487,381)
Options Written	$—	$(50,518)	$—	$(50,518)
There were no Level 3 investments at the beginning or end of the period.
LVIP BlackRock Inflation Protected Bond Fund–11